Leasing - Cash Flow Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows from operating leases	$ 224	$ 224	$ 260
Financing cash flows from finance leases	$ 0	$ 23	$ 13